[Aetna Letterhead]
[Aetna Logo]
                                             151 Farmington Avenue
                                             Hartford, CT  06156

                                             Anngharaad S. Reid
                                             Prospectus Consultant
                                             ARS Law TS31
May 2, 2000                                  (860) 273-4474
                                             Fax:  (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B
    Post-Effective Amendment No. 3 to Registration Statement on Form N-4 Prospectus Title: Aetna Bonus Variable Annuity
    File Numbers:  333-87305 and 811-2512
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus, Statement of Additional Information and three Prospectus Supplements contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 ("Amendment No. 3") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 3 which was declared effective on May 1, 2000. The text of Amendment No. 3 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,


/s/ Anngharaad Reid

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Anngharaad Reid